Provision for legal claims	12 Months Ended
Jun. 30, 2020
Provision for Legal Claims [Abstract]
Provision for legal claims

27. Provision for legal claims

The Company is involved in civil, labor, environmental and tax lawsuits and administrative proceedings. The provision for probable losses arising from these lawsuits is determined and updated by management, supported by the opinion of the Company's external legal advisors.

Probable likelihood of loss

	Labor	Administrative	Tax	Civil	Total
At June 30, 2018	990	-	195	22	1,207
Additions	278	-	-	25	303
Monetary restatement	114	-	-	-	114
Reversal/payments	(580)	-	(195)	(25)	(800)
At June 30, 2019	802	-	-	22	824
Additions	418	65	-	378	861
Monetary restatement	103	2	-	-	105
Reversal/payments	(365)	-	-	-	(365)
Acquisition Agrifirma	60		-	-	60
At June 30, 2020	1,018	67	-	400	1,485

Possible likelihood of loss

The Company is party to legal suits of civil, labor, environmental and tax natures, and administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors. The contingencies are as follows:

	2020	2019
Civil	9,532	9,190
Tax	4,511	4,062
Labor	3,389	825
Environmental	193	279
	17,625	14,356

Judicial deposits

	2020	2019
Labor	378	389
Tax	1,178	1,143
Civil	150	135
(Note 7)	1,706	1,667